Fair Value Measurements (Details) - Schedule of financial assets that are measured at fair value on a recurring basis - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Assets
Investments held in Trust Account	$ 200,007,439	$ 200,067,535
Liabilities
Derivative warrant liabilities -Private Warrants		10,920,000
Quoted Prices in Active Markets (Level 1) [Member]
Assets
Investments held in Trust Account	200,007,439	200,067,535
Liabilities
Derivative warrant liabilities – Public Warrants	29,000,000	17,400,000
Derivative warrant liabilities -Private Warrants
Significant Other Observable Inputs (Level 2) [Member]
Assets
Investments held in Trust Account
Liabilities
Derivative warrant liabilities – Public Warrants
Derivative warrant liabilities -Private Warrants
Significant Other Unobservable Inputs (Level 3) [Member]
Assets
Investments held in Trust Account
Liabilities
Derivative warrant liabilities – Public Warrants
Derivative warrant liabilities -Private Warrants	$ 18,240,000	$ 10,920,000